Note 4 - Accrued Expenses	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
4.

Accrued Expenses

Accrued expenses as shown on the accompanying Consolidated Balance Sheets is composed of the following as of
December 31, 2020
and
2019:

	2020	2019
Accrued salaries and directors' fees	$279,696	$1,732,702
Other accrued expenses	79,585	118,338
Total accrued expenses	$359,281	$1,851,040